Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 10, 2021
Entity Registrant Name	MAINSTAY FUNDS TRUST
Entity Central Index Key	0001469192
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 10, 2021
Document Effective Date	Dec. 10, 2021
Prospectus Date	Feb. 28, 2021
MainStay MacKay Short Duration High Yield Fund | Class A
Prospectus:
Trading Symbol	MDHAX
MainStay MacKay Short Duration High Yield Fund | Class C
Prospectus:
Trading Symbol	MDHCX
MainStay MacKay Short Duration High Yield Fund | Class I
Prospectus:
Trading Symbol	MDHIX
MainStay MacKay Short Duration High Yield Fund | Class R2
Prospectus:
Trading Symbol	MDHRX
MainStay MacKay Short Duration High Yield Fund | Investor Class
Prospectus:
Trading Symbol	MDHVX
MainStay MacKay Short Duration High Yield Fund | Class R3
Prospectus:
Trading Symbol	MDHTX
MainStay MacKay Short Duration High Yield Fund | Class R6
Prospectus:
Trading Symbol	MDHEX